Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMBB 2014-C26 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	30,150,201.04	140,048.30	99,264.51	0.00	0.00	239,312.81	30,010,152.74	87.41%	18.87%
C	46643TBG6	4.129039%	48,924,000.00	48,924,000.00	0.00	168,340.93	0.00	0.00	168,340.93	48,924,000.00	66.89%	15.50%
D	46643TAL6	3.629039%	106,908,000.00	106,908,000.00	0.00	281,578.04	0.00	0.00	281,578.04	106,908,000.00	22.05%	8.13%
E*	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	0.00	0.00	0.00	0.00	34,428,000.00	7.61%	5.75%
F	46643TAQ5	4.000000%	25,369,000.00	18,149,472.78	0.00	0.00	0.00	0.00	0.00	18,149,472.78	0.00%	4.00%
NR	46643TAS1	4.000000%	57,983,872.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	238,559,673.82	140,048.30	549,183.48	0.00	0.00	689,231.78	238,419,625.52

X-A	46643TBC5	4.129039%	1,108,949,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46643TBD3	0.178239%	67,045,000.00	30,150,201.04	0.00	4,478.29	0.00	0.00	4,478.29	30,010,152.74
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.129039%	34,428,000.00	34,428,000.00	0.00	3,702.14	0.00	0.00	3,702.14	34,428,000.00
X-F	46643TAG7	0.129039%	25,369,000.00	18,149,472.78	0.00	1,951.66	0.00	0.00	1,951.66	18,149,472.78
X-NR	46643TAJ1	4.129039%	57,983,872.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,449,606,872.00	238,559,673.82	0.00	54,677.09	0.00	0.00	54,677.09	238,419,625.52

Deal Distribution Total					140,048.30	603,860.57	0.00	0.00	743,908.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643TBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46643TBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643TBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46643TBF8	449.70096264	2.08887016	1.48056544	0.00000000	0.00000000	0.00000000	0.00000000	3.56943560	447.61209248
C	46643TBG6	1,000.00000000	0.00000000	3.44086604	0.00000000	0.00000000	0.00000000	0.00000000	3.44086604	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	2.63383507	0.39036433	4.63330742	0.00000000	0.00000000	2.63383507	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	0.00000000	3.33333333	16.65986000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46643TAQ5	715.41932201	0.00000000	0.00000000	2.38473097	11.90641452	0.00000000	0.00000000	0.00000000	715.41932201
NR	46643TAS1	0.00000000	0.00000000	0.00000000	0.00000000	86.71315017	0.00000000	0.00000000	0.00000000	0.00000000
HOW	46643TAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46643TBD3	449.70096264	0.00000000	0.06679529	0.00000000	0.00000000	0.00000000	0.00000000	0.06679529	447.61209248
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.10753282	0.00000000	0.00000000	0.00000000	0.00000000	0.10753282	1,000.00000000
X-F	46643TAG7	715.41932201	0.00000000	0.07693090	0.00000000	0.00000000	0.00000000	0.00000000	0.07693090	715.41932201
X-NR	46643TAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	4,478.29	0.00	4,478.29	0.00	0.00	0.00	4,478.29	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	07/01/26 - 07/30/26	30	0.00	3,702.14	0.00	3,702.14	0.00	0.00	0.00	3,702.14	0.00
X-F	07/01/26 - 07/30/26	30	0.00	1,951.66	0.00	1,951.66	0.00	0.00	0.00	1,951.66	0.00
X-NR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	99,264.51	0.00	99,264.51	0.00	0.00	0.00	99,264.51	0.00
C	07/01/26 - 07/30/26	30	0.00	168,340.93	0.00	168,340.93	0.00	0.00	0.00	168,340.93	0.00
D	07/01/26 - 07/30/26	30	453,604.56	323,311.11	0.00	323,311.11	41,733.07	0.00	0.00	281,578.04	495,337.63
E	07/01/26 - 07/30/26	30	458,805.66	114,760.00	0.00	114,760.00	114,760.00	0.00	0.00	0.00	573,565.66
F	07/01/26 - 07/30/26	30	241,555.59	60,498.24	0.00	60,498.24	60,498.24	0.00	0.00	0.00	302,053.83
NR	N/A	N/A	5,027,964.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,027,964.20
HOW	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,181,930.01	820,851.88	0.00	820,851.88	216,991.31	0.00	0.00	603,860.57	6,398,921.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	N/A	94,224,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	30,150,201.04	140,048.30	99,264.51	0.00	0.00	239,312.81	30,010,152.74
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.129039%	48,924,000.00	48,924,000.00	0.00	168,340.93	0.00	0.00	168,340.93	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	79,074,201.04	140,048.30	267,605.44	0.00	0.00	407,653.74	78,934,152.74

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	743,908.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	711,494.50	Master Servicing Fee	1,405.02
Interest Reductions due to Nonrecoverability Determination	(99,403.56)	Certificate Administrator Fee	636.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	102.71
ARD Interest	0.00	Senior Trust Advisor Fee	349.22
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	2,493.78
Interest Reserve Withdrawal	0.00
Total Interest Collected	612,090.94

Principal		Expenses/Reimbursements
Scheduled Principal	89,347.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,736.59
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	50,700.88	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	140,048.30	Total Expenses/Reimbursements	5,736.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	603,860.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	140,048.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	743,908.87
Total Funds Collected	752,139.24	Total Funds Distributed	752,139.24

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	238,559,673.82	238,559,673.82	Beginning Certificate Balance	238,559,673.82
(-) Scheduled Principal Collections	89,347.42	89,347.42	(-) Principal Distributions	140,048.30
(-) Unscheduled Principal Collections	50,700.88	50,700.88	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	238,419,625.52	238,419,625.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	238,951,339.16	238,951,339.16	Ending Certificate Balance	238,419,625.52
Ending Actual Collateral Balance	238,811,290.86	238,811,290.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,333,550.66	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,333,550.66	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.35 or less	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	21,220,499.56	8.90%	(20)	4.5986	3.950000	1.46 to 1.55	1	26,647,365.76	11.18%	(20)	4.3320	1.550000
25,000,000 to 49,999,999		4	123,490,888.09	51.80%	(20)	3.1794	1.990118	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	1	93,708,237.87	39.30%	(22)	3.5800	2.060000	1.66 to 1.80	1	39,636,782.10	16.62%	(22)	4.0610	1.680000
	Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	4	172,135,477.66	72.20%	(21)	3.1910	2.409313
								Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	21,220,499.56	8.90%	(20)	4.5986	3.950000
							Lodging	1	21,220,499.56	8.90%	(20)	4.5986	3.950000
Missouri	1	39,636,782.10	16.62%	(22)	4.0610	1.680000
							Office	3	147,355,603.63	61.81%	(21)	3.8487	2.031904
New York	2	120,355,603.63	50.48%	(22)	3.7465	1.947083
							Retail	1	39,636,782.10	16.62%	(22)	4.0610	1.680000
Pennsylvania	1	27,000,000.00	11.32%	(19)	4.3045	2.410000
							Totals	5	238,419,625.52	100.00%	(21)	3.4632	2.192023
Totals	5	238,419,625.52	100.00%	(21)	3.4632	2.192023

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	5	217,199,125.96	91.10%	(21)	3.3522	2.020268	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	21,220,499.56	8.90%	(20)	4.5986	3.950000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	6	238,419,625.52	100.00%	(21)	3.4632	2.192023
	Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023	Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	238,419,625.52	100.00%	(21)	3.4632	2.192023	Interest Only	1	93,708,237.87	39.30%	(22)	3.5800	2.060000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	144,711,387.65	60.70%	(20)	3.3875	2.277515
	Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	26,647,365.76	11.18%	(20)	4.3320	1.550000			No outstanding loans in this group
	12 months or less	5	211,772,259.76	88.82%	(21)	3.3538	2.272809
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	238,419,625.52	100.00%	(21)	3.4632	2.192023
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	288,881.67	0.00	0.00	N/A	10/06/24	04/06/27	93,708,237.87	93,708,237.87	08/06/26
2	30308614	OF	Philadelphia	PA	Actual/360	4.304%	100,079.63	0.00	0.00	N/A	01/01/25	07/01/27	27,000,000.00	27,000,000.00	08/01/26
2B	30512714				Actual/360	0.000%	0.00	0.00	0.00	N/A	01/01/25	07/01/27	30,206,740.23	30,206,740.23	08/01/26
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	139,098.47	140,048.30	0.00	N/A	10/06/24	10/06/27	39,776,830.40	39,636,782.10	08/06/26
21	30308633	OF	Rye	NY	Actual/360	4.332%	0.00	0.00	0.00	N/A	12/06/24	--	26,647,365.76	26,647,365.76	12/06/24
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	84,031.17	0.00	0.00	N/A	12/01/24	12/01/26	21,220,499.56	21,220,499.56	08/01/26
Totals							612,090.94	140,048.30	0.00				238,559,673.82	238,419,625.52
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,235,104.31	17,068,582.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,373,621.18	937,269.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	4,373,621.18	937,269.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,055,138.22	9,653,418.92	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	05/11/26	16,670,994.64	0.00	0.00	0.00	0.00	0.00
22	1,815,917.36	4,712,711.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	42,853,402.25	33,309,252.78				16,670,994.64	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	30308618	50,700.88	Partial Liquidation (Curtailment)	0.00	0.00
Totals		50,700.88		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	50,700.88	0	0.00	3.463150%	3.450451%	(21)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	52,215.15	0	0.00	3.463501%	3.450803%	(20)
06/17/26	0	0.00	1	27,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	72,570.41	0	0.00	3.463865%	3.451169%	(19)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	78,160.92	0	0.00	3.464267%	3.451573%	(18)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	1,678,613.81	0	0.00	3.464693%	3.452000%	(17)
03/17/26	1	40,613,116.73	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	0.00	3.466257%	3.453581%	(16)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	0	0.00	0	0.00	0	0.00	3.630414%	3.618122%	(15)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	0	0.00	1	59,958.79	0	0.00	3.630543%	3.618251%	(14)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	2	57,206,740.23	1	89,171.16	0	0.00	3.630760%	3.618469%	(13)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	2	57,206,740.23	1	70,416.20	0	0.00	3.631027%	3.618738%	(12)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	0	0.00	2	3,309,889.12	0	0.00	4.083163%	4.070878%	(11)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	1	41,387,687.44	1	750,163.88	0	0.00	4.077556%	4.065290%	(10)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30308633	12/06/24	19	5	0.00	0.00	126,844.07	27,039,031.10	05/06/24	2
Totals					0.00	0.00	126,844.07	27,039,031.10

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		26,647,366	0	26,647,366		0
0 - 6 Months		21,220,500	21,220,500	0		0
7 - 12 Months		150,914,978	150,914,978	0		0
13 - 24 Months		39,636,782	39,636,782	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	238,419,626	211,772,260	0	0	26,647,366	0
Jul-26	238,559,674	211,912,308	0	0	26,647,366	0
Jun-26	238,705,231	185,057,865	0	27,000,000	26,647,366	0
May-26	238,866,077	212,218,711	0	0	26,647,366	0
Apr-26	239,036,459	212,389,093	0	0	26,647,366	0
Mar-26	240,802,850	173,542,368	40,613,117	0	26,647,366	0
Feb-26	287,108,241	214,255,336	0	0	26,647,366	46,205,539
Jan-26	287,194,015	214,341,110	0	0	26,647,366	46,205,539
Dec-25	287,339,239	214,486,335	0	0	26,647,366	46,205,539
Nov-25	287,517,691	214,664,787	0	0	26,647,366	46,205,539
Oct-25	287,561,765	157,612,564	0	0	83,743,662	46,205,539
Sep-25	291,070,481	218,217,577	0	0	26,647,366	46,205,539
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	30308633	26,647,365.76	27,039,031.10	15,400,000.00	07/09/26	3,109,046.00	1.55000	--	12/06/24	219
Totals		26,647,365.76	27,039,031.10	15,400,000.00		3,109,046.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30308633	OF	NY	05/06/24	2

8/11/2026 - The loan transferred to Special Servicing effective 5/6/2024 for imminent monetary default and is currently due for the January 2025 payment. The subject is a 168,303 SF office property located in Rye, NY and was built in 1988. As of June 2026 , the asset''s physical occupancy stood at 69.2%, with the leased percentage falling to 67.3% following the receipt of a tenant termination notice. Reported December 2025 NOI DSCR was 0.55x which compares YE 2021, YE 2022,

YE 2023, YE 2024 NOI DSCR of 2. 02x, 1.55x, 0.83x and 0.56x respectively. A site inspection was conducted in July 2025 and found the property to be in fair overall condition with evident areas of deferred maintenance, most notably the cooling tower which requires immediate replacement. Special Servicer will continue to evaluate all available resolution strategies, including acquisition of title through foreclosure. The foreclosure complaint was filed in September 2025, and a judgement of foreclosure sale was entered into in July 2026
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30308613	0.00	3.58000%	0.00	3.58000%	10	11/06/24	11/06/24	--
1	30308613	0.00	3.58000%	0.00	3.58000%	1	12/16/24	12/16/24	04/25/25
2	30308614	0.00	4.30450%	0.00	4.30450%	8	09/06/24	09/06/24	10/03/24
2	30308614	0.00	4.30450%	0.00	4.30450%	8	09/25/25	09/01/25	10/17/25
2B	30512714	0.00	4.63000%	0.00	0.00000%	8	09/25/25	09/01/25	10/17/25
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
6	30308618	0.00	4.06100%	0.00	4.06100%	9	12/05/24	12/05/24	02/06/25
6	30308618	0.00	4.06100%	0.00	4.06100%	9	09/04/25	09/04/25	09/10/25
8	30308620	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/14/21	06/30/20	01/12/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
17	30308629	0.00	5.22000%	0.00	5.22000%	10	12/01/24	12/01/24	12/19/24
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
22	30308634	0.00	4.59860%	0.00	4.59860%	8	06/22/21	01/01/21	05/26/21
22	30308634	0.00	4.59860%	0.00	4.59860%	9	05/13/25	05/13/25	06/10/25
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
34	30308646	0.00	4.04350%	0.00	4.04350%	8	09/03/21	07/09/21	07/09/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
59	30308671	0.00	4.63000%	0.00	4.63000%		12/06/24	12/06/24	02/03/25
Totals		84,546,490.41		84,546,490.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	30308616	03/17/26	46,205,538.68	18,500,000.00	13,137,948.07	17,158,989.95	13,137,948.07	(4,021,041.88)	50,226,580.56	0.00	0.00	50,226,580.56	96.58%
8	30308620	11/18/24	35,698,282.28	123,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
25	30308637	05/17/24	20,902,471.15	21,200,000.00	17,929,477.50	2,732,293.95	17,929,477.50	15,197,183.55	5,705,287.60	0.00	0.00	5,705,287.60	23.77%
27	30308639	02/18/25	17,753,474.27	32,800,000.00	35,213.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
37	30308649	11/18/24	10,253,721.99	20,000,000.00	12,747.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
40	30308652	11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	69,970.24	3,588,140.18	31.20%
47	30308659	03/17/23	7,292,709.19	3,800,000.00	4,172,394.00	539,189.72	4,172,394.00	3,633,204.28	3,659,504.91	0.00	6,559.00	3,652,945.91	43.74%
54	30308666	11/18/24	5,799,440.29	9,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
57	30308669	10/17/22	5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	21,769.78	821,232.27	13.51%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			159,442,107.82	244,900,000.00	46,978,930.71	21,086,266.68	46,930,970.13	25,844,703.45	64,092,485.54	0.00	98,299.02	63,994,186.52

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/24	38,009.05	0.00	0.00	0.00	0.00	38,009.05	0.00	0.00	38,570.09
		08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
4	30308616	03/17/26	0.00	0.00	50,226,580.56	0.00	0.00	46,205,538.68	0.00	(3,358,701.54)	42,846,837.14
8	30308620	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	30308637	05/17/24	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60
27	30308639	02/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	30308649	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	30308652	08/17/22	0.00	0.00	3,588,140.18	0.00	0.00	(34,704.59)	0.00	0.00	3,588,140.18
		09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
47	30308659	05/17/24	0.00	0.00	3,652,945.91	0.00	0.00	(6,559.00)	0.00	0.00	3,652,945.91
		03/17/23	0.00	0.00	3,659,504.91	0.00	0.00	3,659,504.91	0.00	0.00
54	30308666	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	30308669	03/15/24	0.00	0.00	821,232.27	0.00	0.00	(21,769.78)	0.00	0.00	821,232.27
		10/17/22	0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,570.09	0.06	63,994,186.52	0.00	0.00	60,011,714.73	0.00	(3,358,701.54)	56,653,013.19

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	111,965.90
21	0.00	0.00	5,736.59	0.00	0.00	0.00	0.00	99,403.56	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,736.59	0.00	0.00	0.00	0.00	99,403.56	0.00	0.00	0.00	111,965.90
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		217,106.04

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Supplemental Notes
None

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